Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.9%)
Cable One, Inc.	5,266	8,657
Cinemark Holdings, Inc.	34,100	347
Rosetta Stone, Inc. *	124,044	1,739
Scholastic Corp.	50,747	1,294

Total		12,037

Consumer Discretionary (8.5%)
Aaron’s, Inc.	117,109	2,668
Cavco Industries, Inc. *	26,297	3,812
Dorman Products, Inc. *	39,371	2,176
Express, Inc. *	286,291	427
Garrett Motion, Inc. *	205,926	589
Hanesbrands, Inc.	95,300	750
LCI Industries	33,186	2,218
Lumber Liquidators Holdings, Inc. *	119,463	560
Marriott Vacations Worldwide Corp.	22,167	1,232
Monro Muffler Brake, Inc.	37,618	1,648
Papa John’s International, Inc.	38,288	2,043
Pool Corp.	23,062	4,538
Red Robin Gourmet Burgers, Inc. *	39,331	335
Sportsman’s Warehouse Holdings, Inc. *	251,500	1,549
Steven Madden, Ltd.	117,401	2,727
Strategic Education, Inc.	45,678	6,384
Visteon Corp. *	25,764	1,236

Total		34,892

Consumer Staples (3.5%)
Coca-Cola Bottling Co.
Consolidated	5,500	1,147
Grocery Outlet Holding Corp. *	46,668	1,603
Nomad Foods, Ltd. *	302,397	5,612
Post Holdings, Inc. *	38,865	3,225
Reynolds Consumer Products, Inc.	30,786	898
The Simply Good Foods Co. *	102,912	1,982

Total		14,467

Energy (3.7%)
Apergy Corp. *	300,080	1,725
Cactus, Inc.	117,039	1,358
Dril-Quip, Inc. *	33,807	1,031
Frank’s International NV *	285,819	740
International Seaways, Inc.	123,172	2,943

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
Kimbell Royalty Partners LP	143,610	837
Kosmos Energy, Ltd.	414,466	371
Liberty Oilfield Services, Inc.	319,068	858
Magnolia Oil & Gas Corp. *	260,700	1,043
Matador Resources Co. *	169,157	420
REX American Resources Corp. *	41,207	1,917
TETRA Technologies, Inc. *	1,072,820	343
WPX Energy, Inc. *	494,664	1,509

Total		15,095

Financials (26.2%)
Assured Guaranty, Ltd.	31,773	819
Atlantic Capital Bancshares, Inc. *	77,972	926
Axis Capital Holdings, Ltd.	22,700	877
BankUnited, Inc.	174,155	3,257
Blackstone Mortgage Trust, Inc.	10,217	190
BOK Financial Corp.	32,592	1,387
Cannae Holdings, Inc. *	36,178	1,212
Capstead Mortgage Corp.	375,949	1,579
CenterState Bank Corp.	161,328	2,780
Columbia Banking System, Inc.	141,133	3,782
Conyers Park II Acquisition Corp. *	77,852	787
CrossFirst Bankshares, Inc. *	125,330	1,053
East West Bancorp, Inc.	62,814	1,617
Employers Holdings, Inc.	56,408	2,285
FB Financial Corp.	91,138	1,797
Glacier Bancorp, Inc.	106,653	3,627
Green Dot Corp. - Class A *	88,271	2,241
HarborOne Bancorp, Inc.	287,251	2,163
Hercules Capital, Inc.	224,751	1,717
Heritage Commerce Corp.	135,862	1,042
Heritage Financial Corp. of Washington	84,938	1,699
Home BancShares, Inc.	446,729	5,356
Hope Bancorp, Inc.	183,804	1,511
Houlihan Lokey, Inc.	87,073	4,538
Howard Bancorp, Inc. *	99,491	1,080

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Independent Bank Corp.	29,704	1,912
James River Group Holdings, Ltd.	23,170	840
Live Oak Bancshares, Inc.	68,829	858
Main Street Capital Corp.	57,190	1,173
Meridian Bancorp, Inc.	180,196	2,022
National Bank Holding Corp. - Class A	129,452	3,094
Origin Bancorp, Inc.	57,754	1,170
Palomar Holdings, Inc. *	24,050	1,399
PCSB Financial Corp.	98,174	1,373
PennyMac Financial Services, Inc.	153,831	3,401
PennyMac Mortgage Investment Trust	105,736	1,123
Pinnacle Financial Partners, Inc.	95,889	3,600
Popular, Inc.	76,272	2,670
PRA Group, Inc. *	30,674	850
Primerica, Inc.	4,654	412
ProAssurance Corp.	83,884	2,097
Prosperity Bancshares, Inc.	62,241	3,003
Radian Group, Inc.	210,295	2,723
Redwood Trust, Inc.	117,699	596
Safety Insurance Group, Inc.	24,799	2,094
State Auto Financial Corp.	100,235	2,786
Texas Capital Bancshares, Inc. *	71,402	1,583
TowneBank	195,212	3,531
Velocity Financial, Inc. *	62,206	468
Virtus Investment Partners, Inc.	24,636	1,875
Webster Financial Corp.	97,176	2,225
Western Alliance Bancorporation	108,058	3,308
Wintrust Financial Corp.	43,503	1,430
WSFS Financial Corp.	166,984	4,161

Total		107,099

Health Care (8.2%)
Atrion Corp.	6,034	3,922
Avanos Medical, Inc. *	93,534	2,519
Cara Therapeutics, Inc. *	49,526	654
Ensign Group, Inc.	62,048	2,334
Envista Holdings Corp. *	109,570	1,637

Small Cap Value Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Mesa Laboratories, Inc.	10,521	2,379
Molina Healthcare, Inc. *	7,774	1,086
Momenta Pharmaceuticals, Inc. *	102,287	2,782
Option Care Health, Inc. *	51,913	492
The Pennant Group, Inc. *	71,042	1,006
Phreesia, Inc. *	48,198	1,013
Quidel Corp. *	59,636	5,833
Radius Health, Inc. *	34,126	444
Select Medical Holdings Corp. *	213,897	3,208
Ultragenyx Pharmaceutical, Inc. *	14,085	626
West Pharmaceutical Services, Inc.	18,399	2,801
Xencor, Inc. *	33,798	1,010

Total		33,746

Industrials (14.3%)
Aegion Corp. *	232,783	4,174
Beacon Roofing Supply, Inc. *	96,226	1,592
Blue Bird Corp. *	88,949	972
Brady Corp. - Class A	48,307	2,180
The Brink’s Co.	23,045	1,199
CIRCOR International, Inc. *	90,332	1,051
Clarivate Analytics PLC *	138,034	2,864
Cubic Corp.	72,694	3,003
ESCO Technologies, Inc.	56,976	4,325
FTI Consulting, Inc. *	61,436	7,358
Helios Technologies, Inc.	73,281	2,779
Huron Consulting Group, Inc. *	25,370	1,151
Kirby Corp. *	23,328	1,014
Landstar System, Inc.	33,313	3,193
McGrath RentCorp	55,155	2,889
MSA Safety, Inc.	23,089	2,337
Parsons Corp. *	61,173	1,955
RBC Bearings, Inc. *	14,988	1,691
Rush Enterprises, Inc.	24,500	782
Ryder System, Inc.	31,460	832
SPX Corp. *	29,145	951
Stericycle, Inc. *	62,462	3,034
Thermon Group Holdings, Inc. *	80,470	1,213
Triumph Group, Inc.	289,559	1,957
Universal Forest Products, Inc.	108,988	4,053

Total		58,549

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Information Technology (9.4%)
Belden, Inc.	169,163	6,103
Cabot Microelectronics Corp.	27,553	3,145
Ceridian HCM Holding, Inc. *	80,864	4,049
Conduent, Inc. *	175,448	430
Entegris, Inc.	64,581	2,891
GTT Communications, Inc. *	114,245	908
Harmonic, Inc. *	684,853	3,945
i3 Verticals, Inc. *	93,803	1,791
Knowles Corp. *	232,012	3,104
Littelfuse, Inc.	42,949	5,730
MaxLinear, Inc. - Class A *	147,689	1,724
Onto Innovation, Inc. *	44,544	1,322
Semtech Corp. *	38,446	1,442
Workiva, Inc. *	17,181	555
Zendesk, Inc. *	23,046	1,475

Total		38,614

Materials (3.8%)
Alcoa Corp. *	93,200	574
American Vanguard Corp.	94,762	1,370
Carpenter Technology Corp.	83,591	1,630
Clearwater Paper Corp. *	100,476	2,192
Constellium Se *	285,212	1,486
Minerals Technologies, Inc.	55,883	2,026
Myers Industries, Inc.	143,411	1,542
Quaker Chemical Corp.	17,596	2,222
Reliance Steel & Aluminum Co.	26,887	2,355

Total		15,397

Real Estate (10.8%)
Acadia Realty Trust	78,983	978
American Campus Communities, Inc.	60,790	1,687
Cedar Realty Trust, Inc.	917,169	856
Douglas Emmett, Inc.	52,420	1,599
EastGroup Properties, Inc.	37,401	3,908
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	130,629	2,666
Healthcare Realty Trust, Inc.	125,878	3,516
JBG SMITH Properties	119,912	3,817
Kilroy Realty Corp.	31,714	2,020
Potlatch Corp.	109,955	3,451
PS Business Parks, Inc.	25,093	3,401
Saul Centers, Inc.	70,577	2,311
The St. Joe Co. *	194,098	3,257
Sunstone Hotel Investors, Inc.	331,086	2,884

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Terreno Realty Corp.	122,709	6,350
Washington Real Estate Investment Trust	53,941	1,287

Total		43,988

Utilities (7.3%)
California Water Service Group	54,940	2,765
Chesapeake Utilities Corp.	73,047	6,261
MGE Energy, Inc.	33,374	2,185
ONE Gas, Inc.	74,502	6,230
PNM Resources, Inc.	140,825	5,351
Portland General Electric Co.	49,974	2,396
RGC Resources, Inc.	28,963	838
Southwest Gas Holdings, Inc.	53,472	3,719

Total		29,745

Total Common Stocks (Cost: $439,118)		403,629

Short-Term Investments (1.6%)
Money Market Funds (1.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	6,371,214	6,371

Total		6,371

Total Short-Term Investments (Cost: $6,371)		6,371

Total Investments (100.2%) (Cost: $445,489)@		410,000

Other Assets, Less Liabilities (-0.2%)		(964)

Net Assets (100.0%)		409,036

Small Cap Value Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 3/31/2020.

@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $445,489 and the net unrealized depreciation of investments based on that cost was $35,489 which is comprised of $79,802 aggregate gross unrealized appreciation and $115,291 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$403,629	$—	$—
Short-Term Investments	6,371	—	—

Total Assets:	$410,000	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand